Share-based compensation	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Share-based compensation

22.	Share-based compensation:

(a)	Share-based compensation:

The Board of Directors has adopted the Share Compensation Plan on November 4, 2022. Under this plan, the aggregate number of common shares that may be reserved and available for grant and issuance pursuant to the exercise of options and settlement of RSUs, each under the Share Compensation Plan, shall not exceed 20% (in the aggregate) of the issued and outstanding Common Shares at the time of granting. The exercise price per common share for an option and RSU granted shall not be less than the market price. Every option and RSU shall have a term not exceeding and shall expire no later than 5 years after the date of grant.

Details of the share option outstanding as at June 30, 2026 and 2025 are as follows:

	June 30, 2026		June 30, 2025
	Number of options	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
Outstanding, beginning of the year	2,284,000	$0.78	2,759,000	$0.75
Granted	1,929,500	1.73	113,051	4.08
Exercised	(769,310)	0.78	(588,051)	4.08
Forfeited	(7,500)	3.43	-	-
Outstanding, end of the year	3,436,690	1.32	2,284,000	0.78
Exercisable share options, end of year	1,974,515	1.03	2,284,000	0.76

As at June 30, 2026, the range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life are as follows:

Range of exercise prices	Number outstanding	Weighted average exercise price per share	Weighted average remaining contractual life (years)
$0.75	1,502,330	$0.75	1.60
$1.34	520,000	1.34	4.90
$1.89	1,375,360	1.89	4.33
$2.20 - $3.00	39,000	2.53	4.30
	3,436,690	$1.32	3.22

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024

22.	Share-based compensation (continued):

During the year ended June 30, 2026, the Company granted share options on four grant dates. The fair value of the share options were valued at the date of grant using the Black-Scholes option pricing model with assumptions for a risk free interest rate, expected volatility, expected life until exercise and dividend yield. The weighted average expected option life is calculated based on the remaining expected option life of each option granted. As the Company has not paid any dividends on its subordinate voting shares to date, no dividend yield is included in the fair value calculation for the share options granted.

The following table presents the share options granted during the years ended June 30, 2026 and 2025, respectively, and the key assumptions used in determining the grant-date fair value of the awards.

Grant date	July 30, 2025	August 21, 2025	October 7, 2025	February 20, 2026
Options granted	1,394,500	7,500	7,500	520,000
Granted value	$0.98	$1.56	$1.35	$1.34
Vesting period (years)	2 years	2 years	2 years	2 years
Risk free interest rate	3.00%	2.94%	2.66%	2.69%
Volatility	57.88%	57.88%	58.72%	60.24%
Expected life (years)	5 years	5 years	5 years	5 years
Dividend yield	-	-	-	-

Grant date	April 02, 2025	May 27, 2025	June 24, 2025
Options granted	7,500	10,000	14,000
Granted value	$1.07	$0.70	$0.79
Vesting period (years)	2 years	2 years	2 years
Risk free interest rate	2.54%	2.80%	2.82%
Volatility	30.15%	30.28%	30.36%
Expected life (years)	5 years	5 years	5 years
Dividend yield	-	-	-

For the years ended June 30, 2026, 2025 and 2024, the Company recognized compensation expense related to share options of $1,242, $159 and $795, respectively.

During year ended June 30, 2026, the Company granted 596,202 common shares at a fair value of $1.77 per share (US$1.27) in exchange for consulting services. As a result, during the year ended June 30, 2026, the Company recognized consulting fees expense of $914, related to the issuance of common shares for consulting services, which is included in comprehensive income (loss) (2025 and 2024 – nil).

In July 2025, the Company issued 56,275 common shares at a fair value of $2.56 per share to former SFF directors in settlement of bonus entitlements that had been accrued by SFF in the prior fiscal year, as such, did not affect the Company’s profit and loss during the year ended June 30, 2026.

During the year ended June 30, 2025, the Company granted 62,870 common shares at a fair value of $2.29 per share in exchange for consulting services, resulting in the recognition of $144 as consulting fees expense. Of the total shares granted, 39,844 were issued during the year ended June 30, 2025, with the remaining 23,026 shares issued during the year ended June 30, 2026.

In October 2024, the Company issued 41,707 common shares at a fair value of $6.90 per share to former SFF directors in settlement of bonus entitlements that had been accrued by SFF in the prior fiscal year, before the acquisition. The total amount of $288 had been recognized as consulting fee expense by SFF in fiscal year 2024 and, as such, did not affect the Company’s post-acquisition profit or loss.

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024

22.	Share-based compensation (continued):

(b)	Restricted Share Units (“RSUs”)

Details of the RSUs outstanding as at June 30, 2026 and 2025 are as follows:

	June 30, 2026		June 30, 2025
	Number of RSU	Weighted average grant date fair value per RSU	Number of RSU	Weighted average grant date fair value per RSU
Outstanding, beginning of the year	276,677	$0.91	265,000	$0.86
Granted	2,363,854	1.18	520,058	3.09
Exercised	(354,275)	2.06	(508,381)	3.11
Forfeited	-	-	-	-
Outstanding, end of the year	2,286,256	$1.02	276,677	$0.91

During the year ended June 30, 2026 and 2025, the Company granted equity settled RSUs on the grant dates in the following table. The RSUs were valued at the market price on the grant date. RSUs will generally be settled upon or shortly after vesting. The vesting schedule for RSU varies by agreement and is determined by the contractual terms. The table below presents the RSUs granted and related grant details for the year ended June 30, 2026 and 2025.

Grant Date	RSUs granted	Grant value	Vesting date(2)
July 30, 2025 (1)	75,390	$143	August 15, 2025
October 8, 2025	137,500	$413	February 8, 2026
February 20, 2026 (1)	100,000	$122	January 31, 2027
April 6, 2026	114,708	$98	May 1, 2026
May 22, 2026(1)	1,936,256	$1,981	June 30, 2026

Grant Date	RSUs Granted	Grant Value	Vesting Date (2)
2025-01-13 (1)	200,000	$590	April 15, 2025
2025-02-18	1,913	$13	February 19, 2025
2025-04-02 (1)	20,000	$67	August 1, 2025
2025-04-08	281,468	$980	April 14, 2025
2025-06-24	16,677	$41	July 15, 2025

(1)	This is a regularly scheduled annual grant as part of the Company’s executive and employee compensation plan.
(2)	Vesting date reflects the final vesting date if vesting occurs in tranches over a period of time.

For the years ended June 30, 2026, 2025 and 2024, the Company recognized total share-based payment expenses of $2,427, $1,608 and $65, respectively, in comprehensive income (loss). These amounts included share-based compensation of $1,779, $18 and $24, consulting fees of $116, $1,590 and $41, professional fees of $510, nil and nil, and other operating expenses of $22, nil and nil, respectively.

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024